Label	Element	Value
Class Investor A C I1 R1 R2 Y shares | Smead Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary – Smead Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Smead Value Fund (the “Fund”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $25,000 in the Fund’s Class A shares. More information about these and other discounts and waivers is available from your financial professional and under “Shareholder Information – Class A Sales Charge Reductions and Waivers” beginning on page 29 of the Smead Funds’ Statutory Prospectus, under “Exhibit A – Sales Charge Waivers” beginning on page 56 of the Smead Funds’ Statutory Prospectus, and under “Additional Purchase and Redemption Information – Sales Charges on Class A Shares” beginning on page of the Smead Funds’ Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15.60% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.60%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1.00% deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to Class A purchases of $1,000,000 or more that are redeemed within 18 months of purchase. A CDSC of 1.00% also applies on redemptions of Class C shares within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $25,000 in the Fund’s Class A shares.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of this Prospectus because (i) the financial highlights reflect actual shareholder servicing fees incurred by the Fund for each share class and this fee table reflects the shareholder servicing fee currently authorized by the Fund for each share class, and (ii) the financial highlights do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same and the Fund’s expense limitation agreement remains in force through March 31, 2025. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To achieve its investment objective, the Fund will maintain approximately 25‑30 companies in its portfolio and will invest in the common stocks of large capitalization (“large‑cap”) U.S. companies. The Fund considers large‑cap companies to be those publicly traded U.S. companies with capitalizations exceeding $5 billion. For purposes of the Fund’s investment policies, the market capitalization of a company is based on its capitalization at the time the Fund purchases the company’s securities.
The Fund may invest a large percentage of its assets in a few sectors, including consumer discretionary (goods and services considered non‑essential by consumers), energy (services related to the production and supply of energy), financials (financial services provided to retail and commercial customers), health care (medical services, goods and equipment), real estate (services related to real estate development and operation) and telecommunication services (telecom services, goods and equipment).
The Adviser selects the Fund’s investments by screening large‑cap U.S. companies using the following eight criteria:
Required over entire holding period:
•	products or services that meet a clear economic need;
•	strong competitive advantage (barriers to entry);
•	long history of profitability and strong metrics;
•	generates high levels of cash flow;
•	available at a low price in relation to intrinsic value (the perception of value based on all factors of business, tangible and intangible);
Favored, but not required:
•	management’s history of shareholder friendliness (dividends, buybacks, earnings quality, reporting transparency, executive compensation and acquisition history);
•	strong balance sheet; and
•	strong management (directors and officers) ownership (preferably with recent purchases).
The Fund’s portfolio is built around high quality companies whose businesses have strong competitive advantages that the Adviser believes can be sustained for the long term. When a security is purchased, the Adviser frequently monitors the security for large price declines in an effort to protect from single stock risk on new investments. The Fund aims to be a low‑turnover fund, and the expected holding period of a newly purchased security is a minimum of three to five years.
The Fund is classified as a non‑diversified mutual fund. This means that the Fund may invest a relatively high percentage of its assets in a small number of issuers.

Risk [Heading]	rr_RiskHeading	Principal Risks.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund previously operated as a series of Trust for Professional Managers (the “Value Predecessor Fund”). Before the Fund commenced operations, all of the assets and liabilities of the Value Predecessor Fund were transferred to the Fund in a reorganization (the “Reorganization”), effective as of November 21, 2014. Accordingly, the performance shown in the bar chart and the performance tables for the periods prior to November 21, 2014 represent the performance of the Value Predecessor Fund. The Fund assumed the performance and accounting history of the Value Predecessor Fund prior to the date of the Reorganization.
The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, five year, ten year and since inception periods compare with those of a broad measure of market performance and the returns of an additional index of securities with characteristics similar to those that the Fund typically holds. Remember, past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at https://smeadcap.com/smead-value-fund/ or by calling the Fund toll-free at 877‑807‑4122.
The annual returns shown in the bar chart are for Investor Class shares. The other classes of shares, net of any applicable sales charges, would have substantially similar annual returns to those of Investor Class shares because all of the classes of shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different sales charges, distribution fees and/or service fees and expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, five year, ten year and since inception periods compare with those of a broad measure of market performance and the returns of an additional index of securities with characteristics similar to those that the Fund typically holds.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877‑807‑4122
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://smeadcap.com/smead-value-fund/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Investor Class Shares Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The calendar year‑to‑date return for the Investor Class shares of the Fund as of December 31, 2023 was 16.81%. During the period shown in the bar chart, the best performance for a quarter was 21.86% (for the quarter ended June 30, 2020) and the worst performance was –32.02% (for the quarter ended March 31, 2020).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Periods Ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown, and after‑tax returns are not relevant to investors who hold their Fund shares through tax‑deferred or other tax‑advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRA”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After‑tax returns are shown for Investor Class shares only and will vary for the other shares classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain instances, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures because the sale of Fund shares gives rise to an assumed tax benefit that increases the after‑tax return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
Investor Class shares of the Fund commenced operations on January 2, 2008. Class I1 shares of the Fund commenced operations on December 18, 2009. Performance shown for Class I1 shares prior to its inception (Since Inception) reflects the performance of Investor Class shares, adjusted to reflect Class I1 expenses. Class A shares of the Fund commenced operations on January 27, 2014. Performance shown for Class A shares prior to its inception (Ten Years and Since Inception) reflects the performance of Investor Class shares, adjusted to reflect Class A expenses. Class C shares commenced operations on April 16, 2020. Performance shown for Class C shares prior to its inception (Five Years, Ten Years and
Since Inception) reflects the performance of Investor Class shares, adjusted to reflect Class C expenses. Class R1 shares, Class R2 shares and Class Y shares each commenced operations on November 25, 2014. Performance shown for Class R1 shares, Class R2 shares and Class Y shares prior to inception of each such share class (Ten Years and Since Inception) reflects the performance of Investor Class shares, adjusted to reflect the expenses of Class R1 shares, Class R2 shares and Class Y shares, respectively.
After‑tax returns are shown for Investor Class shares only and will vary for the other shares classes. After‑tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown, and after‑tax returns are not relevant to investors who hold their Fund shares through tax‑deferred or other tax‑advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRA”).
In certain instances, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures because the sale of Fund shares gives rise to an assumed tax benefit that increases the after‑tax return.

Class Investor A C I1 R1 R2 Y shares | Smead Value Fund | Risk Nondiversified Status [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Non‑Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund’s performance may depend on the performance of a small number of issuers.

Class Investor A C I1 R1 R2 Y shares | Smead Value Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Class Investor A C I1 R1 R2 Y shares | Smead Value Fund | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Management Risk. The Adviser’s investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Class Investor A C I1 R1 R2 Y shares | Smead Value Fund | General Market Risk Recent Market Events [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
General Market Risk; Recent Market Events. The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline. If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including rising inflation, wars between Russia and Ukraine and in the Middle East and the impact of the coronavirus (COVID‑19) global pandemic. While U.S. and global economies are recovering from the effects of COVID‑19, labor shortages and the inability to meet consumer demand have restricted growth. Uncertainties regarding the level of central banks’ interest rate increases, political events, the Russia-Ukraine conflict and the Israel-Hamas conflict, trade tensions and the possibility of a national or global recession have also contributed to market volatility. Under these circumstances, the Fund may experience high levels of shareholder redemptions and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Class Investor A C I1 R1 R2 Y shares | Smead Value Fund | Equity Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in, and perceptions of, their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises. If the Fund holds common stocks of any given issuer, it would generally be exposed to greater risk than if it held preferred stocks and debt obligations of the issuer because common shareholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred shareholders, bondholders and other creditors of such issuers. Equity markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline.

Class Investor A C I1 R1 R2 Y shares | Smead Value Fund | Large Capitalization Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Large-Capitalization Companies Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large‑cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. For purposes of the Fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the Fund purchases the company’s securities. Market capitalizations of companies change over time.

Class Investor A C I1 R1 R2 Y shares | Smead Value Fund | Company Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Company Risk. The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the security’s value over short or extended periods of time.

Class Investor A C I1 R1 R2 Y shares | Smead Value Fund | Value Style Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Value Style Risk. Undervalued stocks may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Class Investor A C I1 R1 R2 Y shares | Smead Value Fund | Sector Weightings Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Sector Weightings Risk. To the extent the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector, including the sectors described below. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector. If the Fund invests in only a few sectors, it will have more exposure to the price movements of those sectors.

Consumer Discretionary Sector Risk. Industries in the consumer discretionary sector, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly impacted by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.
Energy Sector Risk. The energy sector is subject to swift fluctuations in the price and supply of energy fuels caused by events relating to international politics, energy conservation initiatives, the success of exploration projects, the supply of, and demand for, specific energy-related products or services, and tax and other governmental regulatory policies.
Financials Sector Risk. The financials sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
Health Care Sector Risk. Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete. Many health care companies are also subject to significant government regulation and may be affected by changes in government policies.
Real Estate Sector Risk. The real estate sector is subject to rental income fluctuation, depreciation, property tax value changes, differences in real estate market values, overbuilding and extended vacancies, increased competition, costs of materials, operating expenses or zoning laws, costs of environmental clean‑up or damages from natural disasters, cash flow fluctuations, and defaults by borrowers and tenants.
Telecommunication Services Sector Risk. The telecommunication services sector is subject to government regulation and can be significantly affected by intense competition and technology changes, which may make the products and services of certain companies obsolete. The wireless telecommunication services industry can be significantly affected by failures to obtain, or delays in obtaining, financing or regulatory approval, intense competitions, product incompatibility, changing consumer preferences, rapid obsolescence, significant capital expenditures, and heavy debt burdens. The media and entertainment industry can be significantly affected by technological advances and government regulation.

Class Investor A C I1 R1 R2 Y shares | Smead Value Fund | Volatility Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Volatility Risk. The value of the Fund’s assets may fluctuate significantly over a short period of time. Accordingly, investors should understand that the results of a particular period will not necessarily be indicative of results in future periods. Changes in the degree of volatility of the market from the Adviser’s expectations may produce material losses to the Fund.

Class Investor A C I1 R1 R2 Y shares | Smead Value Fund | Cybersecurity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Cybersecurity Risk. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund and its service providers can be potentially breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Class Investor A C I1 R1 R2 Y shares | Smead Value Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Rule 12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.17%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%	[3]
One Year	rr_ExpenseExampleYear01	$ 125
Three Years	rr_ExpenseExampleYear03	390
Five Years	rr_ExpenseExampleYear05	676
Ten Years	rr_ExpenseExampleYear10	1,489
One Year	rr_ExpenseExampleNoRedemptionYear01	125
Three Years	rr_ExpenseExampleNoRedemptionYear03	390
Five Years	rr_ExpenseExampleNoRedemptionYear05	676
Ten Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,489
2014	rr_AnnualReturn2014	14.43%
2015	rr_AnnualReturn2015	1.49%
2016	rr_AnnualReturn2016	3.32%
2017	rr_AnnualReturn2017	24.97%
2018	rr_AnnualReturn2018	(4.79%)
2019	rr_AnnualReturn2019	26.28%
2020	rr_AnnualReturn2020	1.70%
2021	rr_AnnualReturn2021	42.50%
2022	rr_AnnualReturn2022	(2.78%)
2023	rr_AnnualReturn2023	16.81%
Year to Date Return, Label	rr_YearToDateReturnLabel	year‑to‑date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	16.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.02%)
One Year	rr_AverageAnnualReturnYear01	16.81%
Five Years	rr_AverageAnnualReturnYear05	15.75%
Ten Years	rr_AverageAnnualReturnYear10	11.49%
Since Inception	rr_AverageAnnualReturnSinceInception	10.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2008
Class Investor A C I1 R1 R2 Y shares | Smead Value Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Rule 12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.17%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%	[3]
One Year	rr_ExpenseExampleYear01	$ 694
Three Years	rr_ExpenseExampleYear03	946
Five Years	rr_ExpenseExampleYear05	1,217
Ten Years	rr_ExpenseExampleYear10	1,989
One Year	rr_ExpenseExampleNoRedemptionYear01	694
Three Years	rr_ExpenseExampleNoRedemptionYear03	946
Five Years	rr_ExpenseExampleNoRedemptionYear05	1,217
Ten Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,989
One Year	rr_AverageAnnualReturnYear01	10.12%
Five Years	rr_AverageAnnualReturnYear05	14.39%
Ten Years	rr_AverageAnnualReturnYear10	10.84%
Since Inception	rr_AverageAnnualReturnSinceInception	9.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 27, 2014
Class Investor A C I1 R1 R2 Y shares | Smead Value Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Rule 12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%	[3]
One Year	rr_ExpenseExampleYear01	$ 185
Three Years	rr_ExpenseExampleYear03	573
Five Years	rr_ExpenseExampleYear05	985
Ten Years	rr_ExpenseExampleYear10	2,137
One Year	rr_ExpenseExampleNoRedemptionYear01	185
Three Years	rr_ExpenseExampleNoRedemptionYear03	573
Five Years	rr_ExpenseExampleNoRedemptionYear05	985
Ten Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,137
One Year	rr_AverageAnnualReturnYear01	16.09%
Five Years	rr_AverageAnnualReturnYear05	15.34%
Ten Years	rr_AverageAnnualReturnYear10	11.29%
Since Inception	rr_AverageAnnualReturnSinceInception	9.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 16, 2020
Class Investor A C I1 R1 R2 Y shares | Smead Value Fund | Class I1 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Rule 12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%	[3]
One Year	rr_ExpenseExampleYear01	$ 98
Three Years	rr_ExpenseExampleYear03	306
Five Years	rr_ExpenseExampleYear05	531
Ten Years	rr_ExpenseExampleYear10	1,178
One Year	rr_ExpenseExampleNoRedemptionYear01	98
Three Years	rr_ExpenseExampleNoRedemptionYear03	306
Five Years	rr_ExpenseExampleNoRedemptionYear05	531
Ten Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,178
One Year	rr_AverageAnnualReturnYear01	17.15%
Five Years	rr_AverageAnnualReturnYear05	16.06%
Ten Years	rr_AverageAnnualReturnYear10	11.79%
Since Inception	rr_AverageAnnualReturnSinceInception	10.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2009
Class Investor A C I1 R1 R2 Y shares | Smead Value Fund | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Rule 12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%	[3]
One Year	rr_ExpenseExampleYear01	$ 160
Three Years	rr_ExpenseExampleYear03	496
Five Years	rr_ExpenseExampleYear05	855
Ten Years	rr_ExpenseExampleYear10	1,867
One Year	rr_ExpenseExampleNoRedemptionYear01	160
Three Years	rr_ExpenseExampleNoRedemptionYear03	496
Five Years	rr_ExpenseExampleNoRedemptionYear05	855
Ten Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,867
One Year	rr_AverageAnnualReturnYear01	16.66%
Five Years	rr_AverageAnnualReturnYear05	15.47%
Ten Years	rr_AverageAnnualReturnYear10	11.23%
Since Inception	rr_AverageAnnualReturnSinceInception	9.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 25, 2014
Class Investor A C I1 R1 R2 Y shares | Smead Value Fund | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Rule 12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%	[3]
One Year	rr_ExpenseExampleYear01	$ 145
Three Years	rr_ExpenseExampleYear03	449
Five Years	rr_ExpenseExampleYear05	776
Ten Years	rr_ExpenseExampleYear10	1,702
One Year	rr_ExpenseExampleNoRedemptionYear01	145
Three Years	rr_ExpenseExampleNoRedemptionYear03	449
Five Years	rr_ExpenseExampleNoRedemptionYear05	776
Ten Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,702
One Year	rr_AverageAnnualReturnYear01	16.56%
Five Years	rr_AverageAnnualReturnYear05	15.53%
Ten Years	rr_AverageAnnualReturnYear10	11.65%
Since Inception	rr_AverageAnnualReturnSinceInception	10.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 25, 2014
Class Investor A C I1 R1 R2 Y shares | Smead Value Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Rule 12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%	[3]
One Year	rr_ExpenseExampleYear01	$ 84
Three Years	rr_ExpenseExampleYear03	262
Five Years	rr_ExpenseExampleYear05	455
Ten Years	rr_ExpenseExampleYear10	1,014
One Year	rr_ExpenseExampleNoRedemptionYear01	84
Three Years	rr_ExpenseExampleNoRedemptionYear03	262
Five Years	rr_ExpenseExampleNoRedemptionYear05	455
Ten Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,014
One Year	rr_AverageAnnualReturnYear01	17.25%
Five Years	rr_AverageAnnualReturnYear05	16.18%
Ten Years	rr_AverageAnnualReturnYear10	11.91%
Since Inception	rr_AverageAnnualReturnSinceInception	10.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 25, 2014
Class Investor A C I1 R1 R2 Y shares | Smead Value Fund | Return After Taxes on Distributions | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.44%
Five Years	rr_AverageAnnualReturnYear05	15.09%
Ten Years	rr_AverageAnnualReturnYear10	10.58%
Since Inception	rr_AverageAnnualReturnSinceInception	9.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2008
Class Investor A C I1 R1 R2 Y shares | Smead Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.21%
Five Years	rr_AverageAnnualReturnYear05	12.61%
Ten Years	rr_AverageAnnualReturnYear10	9.23%
Since Inception	rr_AverageAnnualReturnSinceInception	8.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2008
Class Investor A C I1 R1 R2 Y shares | Smead Value Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.29%
Five Years	rr_AverageAnnualReturnYear05	15.69%
Ten Years	rr_AverageAnnualReturnYear10	12.03%
Since Inception	rr_AverageAnnualReturnSinceInception	9.92%
Class Investor A C I1 R1 R2 Y shares | Smead Value Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.46%
Five Years	rr_AverageAnnualReturnYear05	10.91%
Ten Years	rr_AverageAnnualReturnYear10	8.40%
Since Inception	rr_AverageAnnualReturnSinceInception	7.33%

[1]
A 1.00% deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to Class A purchases of $1,000,000 or more that are redeemed within 18 months of purchase. A CDSC of 1.00% also applies on redemptions of Class C shares within 12 months of purchase.

[2]	Acquired Fund Fees and Expenses represent fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more underlying investment companies.
[3]
Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of this Prospectus because (i) the financial highlights reflect actual shareholder servicing fees incurred by the Fund for each share class and this fee table reflects the shareholder servicing fee currently authorized by the Fund for each share class, and (ii) the financial highlights do not include Acquired Fund Fees and Expenses.